Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies (Tables) [Line Items]
Schedule of Restructuring Liability

The following table summarizes the Company’s restructuring liability at September 30, 2024 (in thousands):

Restructuring liability
Balance at January 1, 2024	$240
Amounts paid or otherwise settled during the period	(240)
Balance at September 30, 2024	$—

BOLT THREADS, INC. [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of Restructuring Liability

The following table summarizes the Company’s restructuring liability as of December 31, 2023:

Restructuring liability
Balance at January 1, 2023	$—
Employee termination benefits charges incurred during the period	3,973
Amounts paid or otherwise settled during the period	(3,733)
Balance at December 31, 2023	$240